CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Gain/(loss) associated with pensions, net of tax	$ 5.7	$ 5.0	$ (3.5)
Share of equity method investment’s comprehensive losses from continuing operations	0.8	0.0	0.0
Other comprehensive loss	$ 0.0	$ 3.1	$ 17.7